RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Related Party Transactions With Oniva
	2023	2022
Salaries, benefits, and consulting fees	$1,184	$1,228
Share-based payments	1,782	1,566
	$2,966	$2,794

Schedule Of Related Party Transactions And Balances
	December 31, 2023	December 31, 2022
Oniva International Services Corp.	$102	$100
Silver Wolf Exploration Ltd.	(269)	(72)
	$(167)	$28

Schedule Of Due To Related Parties
	2023	2022
Salaries and benefits	$953	$878
Office and miscellaneous	482	461
	$1,435	$1,339